Offerings - Offering: 1	Aug. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $1.00 par value per share
Amount Registered | shares	3,197,185
Maximum Aggregate Offering Price	$ 71,003,545.20
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,870.64
Offering Note	(1a) Amount Registered: Represents the maximum number of shares of Business First Bancshares, Inc. ("BFST") common stock, par value $1.00 per share ("BFST common stock") to be issuable upon completion of the merger described herein. This number is based on the product of (a) an exchange ratio of 6.6300 shares of BFST common stock for each share of Progressive Bancorp, Inc. ("Progressive") common stock, par value $5.00 per share ("Progressive common stock"), and (b) an estimate of the maximum number of shares of Progressive common stock issued and outstanding as of July 31, 2025 or issuable or expected to be exchanged in connection with the merger of BFST and Progressive, collectively equal to 482,230. (1b) Maximum Aggregate Offering Price: Pursuant to Rules 457(c) and 457(f) promulgated under the Securities Act and solely for the purpose of calculating the registration fee, the proposed aggregate maximum offering price is the product of: (A) 482,230 (the maximum possible number of shares of Progressive common stock which may be cancelled and exchanged in the merger, and (B) $147.24 (the book value of Progressive common stock as of July 31, 2025, the latest practicable date prior to the date of the filing of this registration statement). (1c) Amount of Registration Fee: Computed in accordance with Rule 457(f) under the Securities Act to be $10,870.64, which is equal to 0.00015310 multiplied by the proposed maximum aggregate offering price of $71,003,545.20.